Segment Information - Schedule of Net Sales by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	$ 1,444,468	$ 1,235,576	$ 1,496,963
Components & Storage [Member]
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	961,361	743,514	910,772
Computer System [Member]
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	310,728	269,414	327,263
Software & Services [Member]
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	63,795	59,097	55,091
Office Solutions [Member]
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	59,915	71,083	80,767
Networking & Smart Home [Member]
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	36,519	19,999	19,191
Others [Member]
Schedule of Net Sales by Product Category [Line Items]
Total Net Sales	$ 12,150	$ 72,469	$ 103,879